Shareholders' Equity - Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Granted	0	0
Weighted Average Exercise Price, Options
Options vested in period, fair value	$ 8,832	$ 6,431
Unrecognized compensation cost related to nonvested options	$ 800,000	$ 2,200,000
Options
Weighted Average Exercise Price, Options
Unrecognized compensation cost, recognition period	1 year 3 months 18 days	1 year 6 months
Equity Incentive Plan 2018 [Member]
Weighted Average Exercise Price, Options
Outstanding at the beginning of period	$ 7.00	$ 7.00
Expired / Forfeited	7.00	7.00
Outstanding at at the end of period	$ 7.00	7.00	$ 7.00
Vested options at the end of period, exercise price		$ 0
Options outstanding, weighted average contractual term		8 years 8 months 12 days	9 years 9 months 18 days
Options vested, weighted average contractual term	7 years 8 months 12 days
Equity Incentive Plan 2018 [Member] | Time
Number of Options
Outstanding at the beginning of period	134,200	178,600
Expired / Forfeited	(37,800)	(44,400)
Outstanding at at the end of period	96,400	134,200	178,600
2016 Equity Incentive Plan
Number of Options
Granted	0	0
Weighted Average Exercise Price, Options
Options outstanding, weighted average contractual term	5 years 4 months 26 days	6 years 4 months 26 days	7 years 6 months
Options vested, weighted average contractual term	5 years 4 months 26 days	6 years 4 months 26 days
Options outstanding, intrinsic value	$ 0	$ 0
2016 Equity Incentive Plan | Performance
Weighted Average Exercise Price, Options
Outstanding at the beginning of period	$ 14.96	$ 14.96
Expired / Forfeited	15.21	14.95
Outstanding at at the end of period	14.95	14.96	$ 14.96
Vested options at the end of period, exercise price	$ 14.95	$ 14.96
2016 Equity Incentive Plan | Time
Number of Options
Outstanding at the beginning of period	2,959,886	3,015,572
Expired / Forfeited	(132,786)
Outstanding at at the end of period	2,827,100	2,959,886	3,015,572
Vested options at end of period, number	2,099,950	1,459,005
2016 Equity Incentive Plan | Options | Time
Number of Options
Expired / Forfeited		(55,686)